Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance	£ 3,988	£ 4,415	£ 4,280
Issue of ordinary shares – share option schemes	7	9	7
Buyback of equity	204	304	353
Ending balance	£ 4,053	£ 3,988	£ 4,415
Beginning Balance	697,299	715,733
Issue of ordinary shares – share option schemes	955	1,809
Buyback of equity	(31,989)	(20,243)
Ending Balance	666,265	697,299	715,733
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,642	£ 2,633	£ 2,626
Issue of ordinary shares – share option schemes	7	9	7
Buyback of equity	0	0
Ending balance	2,649	2,642	2,633
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	174	179
Issue of ordinary shares – share option schemes	0	0
Buyback of equity	(8)	(5)
Ending balance	£ 166	£ 174	£ 179